Short-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Debt [Abstract]
Schedule of line of credit facilities
Presented in the tables below are the aggregate credit facility commitment, commercial paper limit and letter of credit availability under the revolving credit facility, as well as the available capacity for each:

	As of June 30, 2026
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,500)	(78)	(1,578)

Remaining availability as of June 30, 2026	$1,100	$72	$1,172

(a)	Total remaining availability of $1.2 billion as of June 30, 2026, was accessible through revolver draws.

	As of December 31, 2025
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,590)	(84)	(1,674)

Remaining availability as of December 31, 2025	$1,010	$66	$1,076

(a)	Total remaining availability of $1.1 billion as of December 31, 2025, was accessible through revolver draws.
Presented in the table below is the Company’s total available liquidity as of June 30, 2026, and December 31, 2025, respectively:

	Cash and Cash Equivalents	Availability on Revolving Credit Facility	Total Available Liquidity
Available liquidity as of June 30, 2026	$191	$1,172	$1,363
Available liquidity as of December 31, 2025	$98	$1,076	$1,174